Discontinued Operations - Schedule of Operating Lease (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Mar. 09, 2026
Discontinued Operations - Schedule of Operating Lease (Details) [Line Items]
Office and Plane Leases			$ 725,501	$ 2,243,971
Less accumulated amortization			(139,191)		$ (227,553)
Office and Plane Leases	542,373		567,423		507,910
Less: current portion			(331,137)		(337,667)
Long term portion			236,286		170,243
Operating lease cost	67,077	$ 18,519	162,862	488,047
Short term lease cost			108,800
Total net lease cost	67,077	$ 18,519	271,662	$ 488,047
Office and Plane Leases [Member]
Discontinued Operations - Schedule of Operating Lease (Details) [Line Items]
Office and Plane Leases			725,501		752,101
Right-of-use asset, net			586,310		524,548
Office and Plane Leases			$ 567,423		$ 507,910